Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,628,611	$ 7,645,337
Less: Accumulated amortization	(1,980,137)	(677,312)
Intangible assets, net	5,648,474	6,968,025
Self-developed communications platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,371,072	2,376,271
Distribution channel [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	894,430	896,391
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,210,920	1,213,576
Backlog [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	243,560	244,094
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,926,464	1,930,688
Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	5,172	5,182
Apipost data [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 976,993	$ 979,135